Possible Impact of Amendments, New Standards and Interpretations Issued but Not Yet Effective for the Year Ended December 31, 2017 - Summary of New Standards or Interpretations Not Yet Adopted (Detail)
12 Months Ended
Dec. 31, 2018
IFRS 16 leases [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2019
IFRIC 23 Uncertainty over Income Tax Treatments [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2019
Annual Improvements To IFRSs 2015-2017 Cycle [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2019
Amendments to IAS 28, Long-term interest in associates and joint ventures [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2019
Amendments to IFRS9, Prepayment features with negative compensation [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2019